Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2001
Check here if Amendment [x]; Amendment
Number: 24
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD January 29, 2002





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.




Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
51
Form 13F Information Table Value Total:
$130,310

List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Airgas Inc.             Com        009363102     516     34,100      SH          SOLE                 34,100
Allegheny Energy        Com        017361106     398     11,000      SH          SOLE                 11,000
Arch Cap Group          Com        03937L105   1,463     56,800      SH          SOLE                 56,800
Baker Michael Corp      Com        057149106   3,452    227,137      SH          SOLE                227,137
Bostonfed Bancorp       Com        101178101     607     26,632      SH          SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,113     29,640      SH          SOLE                 29,640
Calpine Corp            Com        131347106     588     35,000      SH          SOLE                 35,000
Carrollton Bancorp      Com        145282109     259     20,000      SH          SOLE                 20,000
Cendant Corp            Com        151313103     209     10,650      SH          SOLE                 10,650
Center Tr Inc           Com        151845104     231     54,300      SH          SOLE                 54,300
Chesapeake Utilities    Com        165303108     245     12,375      SH          SOLE                 12,375
Columbia Bankcorp       Com        197227101     180     11,000      SH          SOLE                 11,000
Comcast                CLASPL      200300200   3,157     87,705      SH          SOLE                 87,705
EOG Res Inc.            Com        26875P101   1,821     46,565      SH          SOLE                 46,565
El Paso Energy          Com        28336L109     625     14,000      SH          SOLE                 14,000
Emerson Elec Co.        Com        291011104   2,129     37,280      SH          SOLE                 37,280
Insituform Tech         CLA        457667103   1,407     55,000      SH          SOLE                 55,000
John Hancock Bk      SHBENINT      409735107   2,442    295,600      SH          SOLE                295,600
Kinder Morgan           Com        49455P101   3,400     61,045      SH          SOLE                 61,045
Middleby                Com        596278101   5,496  1,056,975      SH          SOLE              1,056,975
NUI                     Com        629431107   5,574    235,212      SH          SOLE                235,212
Nicor Inc.              Com        654086107   2,879     69,145      SH          SOLE                 69,145
NiSource Inc.           Com        65473P105   3,924    170,175      SH          SOLE                170,175
PartnerRe Holdings      Com        G6852T105   6,662    123,374      SH          SOLE                123,374
PFF Bancorp             Com        69331W104   1,201     43,655      SH          SOLE                 43,655
PPL Corporation         Com        69351T106   3,584    102,850      SH          SOLE                102,850
Pentair                 Com        709631105     365     10,000      SH          SOLE                 10,000
Piedmont Natural Gas    Com        720186105   3,595    100,430      SH          SOLE                100,430
Provident Bankshares    Com        743859100     244     10,000      SH          SOLE                 10,000
Quanta Svcs             Com        74762E102   3,814    247,200      SH          SOLE                247,200
SONICblue               Com        83546Q109     157     39,000      SH          SOLE                 39,000
Southern Finl Bancorp   Com        842870107     582     22,000      SH          SOLE                 22,000
SunTrust Bks            Com        867914103   2,947     46,995      SH          SOLE                 46,995
Technitrol              Com        878555101     595     21,550      SH          SOLE                 21,550
UnumProvident Corp      Com        91529Y106   4,049    152,750      SH          SOLE                152,750
Utilicorp Ltd           Com        918005109     252     10,000      SH          SOLE                 10,000
Vishay InterTech        Com        928298108     273     14,000      SH          SOLE                 14,000
Washington Mutual       Com        939322103   3,439    105,165      SH          SOLE                105,165
Waste Holdings          Com        941057101     600     97,600      SH          SOLE                 97,600
Adaptec 4.75% '04       SBNTCV     00651FAC2   5,398  5,827,000      PRN         SOLE              5,827,000
Ciena Corp. 3.75% '08   NTCONV     171779AA9   4,533  7,068,000      PRN         SOLE              7,068,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   3,906  4,101,000      PRN         SOLE              4,101,000
Nabi 6.5% '03           SUBNTCV    628716AB8   1,855  1,900,000      PRN         SOLE              1,900,000
Networks Assocs 0% '18  SBDBCV     640938AB2   9,397 20,735,000      PRN         SOLE             20,735,000
ONI Systems 5% '05     SUBNTCV     68273FAA1   6,660  9,638,000      PRN         SOLE              9,638,000
Quanta Svcs 4% '07   SUBNTCONV     74762EAA0   5,546  8,165,000      PRN         SOLE              8,165,000
RadiSys Corp 5.5% 07   SUBNTCV     750459AB5   3,309  4,361,000      PRN         SOLE              4,361,000
Shaw Group 0% '21      LYON        820280AC9   5,137 10,015,000      PRN         SOLE             10,015,000
Transamerica 10%'03   SBDBCONV     89351VAA7     348    345,000      PRN         SOLE                345,000
TranSwitch 4.5% '05     NTCONV     894065AB7   4,579  8,044,000      PRN         SOLE              8,044,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   5,168  5,168,000      PRN         SOLE              5,168,000